COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Future minimum rental payments for operating leases
The fixed and determinable amounts of the obligations under these agreements and total minimum future annual rentals, exclusive of related costs, are approximately:

Year Ending December 31,
2017	$141,421
2018	122,775
2019	109,272
2020	89,163
2021	48,530
Thereafter	169,704
Total	$680,865